Carrying Value of Long-Term Debt of Outstanding (Detail) - Senior Notes - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 3,825,000,000	$ 2,600,000,000
$500 million, 6.45% due June 1, 2016
Debt Instrument [Line Items]
Long-term debt	0	517,000,000
Senior notes	$ 500,000,000	$ 500,000,000
Debt instrument, stated interest rate	6.45%	6.45%
$500 million, 7.20% due June 15, 2018
Debt Instrument [Line Items]
Long-term debt	$ 504,000,000	$ 505,000,000
Senior notes	$ 500,000,000	$ 500,000,000
Debt instrument, stated interest rate	7.20%	7.20%
$300 million, 6.30% due August 1, 2018
Debt Instrument [Line Items]
Long-term debt	$ 312,000,000	$ 314,000,000
Senior notes	$ 300,000,000	$ 300,000,000
Debt instrument, stated interest rate	6.30%	6.30%
$400 million, 2.625% due October 1, 2019
Debt Instrument [Line Items]
Long-term debt	$ 400,000,000	$ 0
Senior notes	$ 400,000,000	$ 0
Debt instrument, stated interest rate	2.65%	0.00%
$600 million, 3.15% due December 1, 2022
Debt Instrument [Line Items]
Long-term debt	$ 598,000,000	$ 598,000,000
Senior notes	$ 600,000,000	$ 600,000,000
Debt instrument, stated interest rate	3.15%	3.15%
$600 million, 3.85% due October 1, 2024
Debt Instrument [Line Items]
Long-term debt	$ 599,000,000	$ 0
Senior notes	$ 600,000,000	$ 0
Debt instrument, stated interest rate	3.85%	0.00%
$250 million, 8.15% due June 15, 2038
Debt Instrument [Line Items]
Long-term debt	$ 266,000,000	$ 266,000,000
Senior notes	$ 250,000,000	$ 250,000,000
Debt instrument, stated interest rate	8.15%	8.15%
$400 million, 4.625% due December 1, 2042
Debt Instrument [Line Items]
Long-term debt	$ 400,000,000	$ 400,000,000
Senior notes	$ 400,000,000	$ 400,000,000
Debt instrument, stated interest rate	4.625%	4.625%
$750 million, 4.95% due October 1, 2044
Debt Instrument [Line Items]
Long-term debt	$ 746,000,000	$ 0
Senior notes	$ 750,000,000	$ 0
Debt instrument, stated interest rate	4.95%	0.00%